                                ING MUTUAL FUNDS
                           ING Emerging Countries Fund
                              ING MAYFLOWER TRUST
                          ING International Value Fund

                        Supplement dated December 8, 2006
             to the Class A, Class B, Class C and Class M Prospectus
                          and Class I and Q Prospectus
                             dated February 28, 2006

ING EMERGING COUNTRIES FUND

On November 9, 2006, the Board of Trustees ("Board") of ING Emerging Countries Fund ("Fund") approved the conversion of current Class M shares to Class A shares of the Fund. Effective January 2, 2007, Class M shareholders will be converted to Class A shares of the Fund. In addition, the Board has approved a waiver of the Class A sales charge (load) on additional Class A share purchases of the Fund by its former Class M shareholders.

     The Class A, Class B, Class C and Class M Prospectus is hereby revised as follows:

          1.   All references to Class M shares are deleted.

          2. Footnote (1) to the table entitled "What You Pay to Invest" on page 36 of the Class A, Class B, Class C and Class M Prospectus is hereby revised as follows:

                    (1)  The Funds do not impose any front-end sales charge
                         (load) on reinvested dividends or distributions. In addition, ING Emerging Countries Fund does not impose any front-end sales charge (load) on purchases of Class A shares of the Fund by its former Class M shareholders.

          3. The table entitled "Class A" under the section entitled "Sales Charge Calculation - Choosing a Share Class - Shareholder Guide" is hereby deleted and replaced with the following:

               CLASS A(1)(2)(3)

               Class A shares of the Funds are sold subject to the following sales charge:

                        AS A % OF THE OFFERING   AS A % OF NET ASSET
   YOUR INVESTMENT             PRICE(4)                 VALUE
---------------------   ----------------------   -------------------
LESS THAN $50,000                5.75                    6.10
$50,000 - $99,999                4.50                    4.71
$100,000 - $249,999              3.50                    3.63
$250,000 - $499,999              2.50                    2.56
$500,000 - $1,000,000            2.00                    2.04
$1,000,000 AND OVER                       See below

(1) Shareholders that purchased funds that were a part of the Lexington family of funds at the time of purchase are not subject to sales charges for the life of their account.

(2) Shareholders that purchased funds that were a part of the Aetna family of funds prior to February 2, 1998 at the time of purchase are not subject to sales charges for the life of their account.

(3) Former shareholders of Class M shares of ING Emerging Countries Fund are not subject to sales charges on purchases of Class A shares of the Fund for the life of their account.

(4)  The term "offering price" includes the front-end sales charge.

Effective February 28, 2006, Amelia Maccoun Morris has been removed and Greg Rippel and Steven Leonard have been added as members of Brandes' Emerging Markets Investment Committee. In addition, effective immediately, the disclosure for Brandes' Emerging Markets Investment Committee is revised to include all members of the committee.

     The section entitled "Management of the Funds - Adviser and Sub-Advisers - ING Emerging Countries Fund" on page 56 of the Class A, Class B, Class C and Class M Prospectus and on page 44 of the Class I and Class Q Prospectus is hereby deleted and replaced with the following:

          Members of Brandes' Emerging Markets Investment Committee are jointly responsible for the day-to-day management of ING Emerging Countries Fund, since March 1, 2005. The Emerging Markets Investment Committee is comprised of a limited number of research analysts and portfolio managers. The members of the Emerging Markets Investment Committee are listed below:

          Alphonse H.L. Chan, Jr., CFA, Portfolio Manager. Mr. Chan is a portfolio manager and a voting member of the Brandes' Emerigng Markets Investment Committee. Mr. Chan joined Brandes in 1998 and has 20 years of investment experience. Prior to joining Brandes, Mr. Chan was a senior financial analyst in the corporate treasury department for a large national banking organization.

          William Pickering, CFA, Director - Investments. Mr. Pickering is a member of the Investment Oversight Committee and a voting member of three of the firm's investment committees (Large Cap, Small Cap, and Emerging Markets). Mr. Pickering joined Brandes in 1997, has 23 years of investment experience and is a member of the Financial Analysts Society of San Diego. Prior to joining Brandes, he worked as a registered representative at various financial service companies.

          Christopher J. Garrett, CFA, Institutional Portfolio Manager/Analyst. Mr. Garrett is an institutional portfolio manager/analyst and a member of the firm's Emerging Markets Investment Committee. Mr. Garrett focuses his research on the utilities sector, with special emphasis on Emerging Market companies. In addition, he serves as a product coordinator for the Emerging Markets portfolio. Mr. Garrett joined Brandes in 2000 and has 14 years of finance and investment experience. Prior to joining Brandes, he worked as a portfolio manager/analyst for a global investment advisory firm and a corporate loan officer for a super-regional bank.

          Gerardo Zamorano, CFA, Senior Analyst. Mr. Zamorano is a senior analyst in the telecommunications team. He is also a member of the Emerging Markets Investment Committee. Mr. Zamorano joined Brandes in 1999 and has 10 years of investment experience. Before joining Brandes, he worked for an international finance firm as an assistant investment officer in the Latin America department.

          Greg Rippel, CFA, Senior Analyst. Mr. Rippel is a senior analyst on the consumer products team and is also a voting member of the Emerging Markets Investment Committee. Mr. Rippel is responsible for fundamental research on companies in the retail sector and serves as a product coordinator for the Emerging Markets portfolios. Mr. Ripple joined Brandes in 2001 and has 11 years of accounting, finance and investment experience. Prior to joining Brandes, he worked as an underwriter in the commercial finance division of a major U.S. bank and as a senior associate for a global public accounting firm.

          Douglas Edman, CFA, Director - Investments. Mr. Edman is a senior analyst and voting member of the Emerging Markets Investment Committee. He leads the firm's research efforts in the basic materials sector and performs research in the oil and gas sectors. Mr. Edman joined Brandes in 1995, has 16 years of investment experience and is a member of the Financial Analysts Society of San Diego. Prior to joining Brandes, he worked for a major securities firm as a credit analyst, where he managed the credit rating agency relationship and commercial paper programs for clients in the energy and telecommunications industries.

          Steven Leonard, CFA, Senior Analyst. Mr. Leonard is a senior analyst and a voting member of the Emerging Markets Investment Committee. He is on the industrials research team and is responsible for fundamental research on companies in the transportation and environmental services sectors. He is a member of the Financial Analysts Society of San Diego and has 9 years of investment experience. Prior to joining Brandes, Steve worked as a CPA in the audit practice of a public accounting firm.

ING INTERNATIONAL VALUE FUND

Effective immediately, the disclosure for Brandes' Large Cap Investment Committee is revised to include all members of the committee.

     The section entitled "Management of the Funds - Adviser and Sub-Advisers - ING International Value Fund" on page 58 of the Class A, Class B, Class C and Class M Prospectus and on page 45 of the Class I and Class Q Prospectus is hereby deleted and replaced with the following:

          Members of Brandes' Large Cap Investment Committee are jointly responsible for the day-to-day management of ING International Value Fund, since its inception. The Large Cap Investment Committee is comprised of a limited number of research analysts and portfolio managers. The members of the Large Cap Investment Committee are listed below:

          Glenn R. Carlson, CFA, Chief Executive Officer. Mr. Carlson serves as Chief Executive Officer and is a member of the firm's Executive Committee. Mr. Carlson also contributes to the investment process as a member of the Investment oversight Committee and as a voting member of the Large Cap Investment Committee. He serves as a senior institutional portfolio manager for a limited number of client relationships and oversees the Portfolio Manager/Client Services department. Mr. Carlson joined Brandes in 1996, has 23 years of investment experience and is a member of the Financial Analysts Society of San Diego.

          Brent V. Woods, CFA, Managing Director - Investments. Mr. Woods is a member of the firm's Executive Committee. He also serves as Managing Director - Investments with responsibility for the securities research efforts of the firm and oversight of the product investment committees. In addition, Mr. Woods is a member of the Investment Oversight Committee and a voting member of the Large Cap Investment Committee. Mr. Woods joined Brandes in 1998 and has 11 years of investment experience. Prior to joining Brandes, he worked as an attorney with a Wall Street law firm, specializing in public and private securities offerings, as well as mergers and acquisitions.

          William Pickering, CFA, Director - Investments. Mr. Pickering is a member of the Investment Oversight Committee and a voting member of three of the firm's investment committees (Large Cap, Small Cap, and Emerging Markets). Mr. Pickering joined Brandes in 1997, has 23 years of investment experience and is a member of the Financial Analysts

          Society of San Diego. Prior to joining Brandes, he worked as a registered representative at various financial service companies.

          Amelia Maccoun Morris, CFA, Director - Investments. Ms. Morris is responsible for overseeing and directing equity research activities in the telecommunications, media, and consumer sectors. In addition, she contributes to the investment process as a member of the Investment Oversight Committee and a voting member of the Large Cap Committee. Ms. Morris joined Brandes in 1998 and has 18 years of investment experience. Prior to joining Brandes, she worked in corporate finance, specializing in non-U.S. equity offerings, and as a senior equity analyst with an international investment bank.

          Douglas Edman, CFA, Director - Investments. Mr. Edman is a senior analyst and voting member of the Large Cap Investment Committee. He leads the firm's research efforts in the basic materials sector and performs research in the oil and gas sectors. Mr. Edman joined Brandes in 1995, has 16 years of investment experience and is a member of the Financial Analysts Society of San Diego. Prior to joining Brandes, he worked for a major securities firm as a credit analyst, where he managed the credit rating agency relationship and commercial paper programs for clients in the energy and telecommunications industries.

          W. James Brown, CFA, Director - Investments. Mr. Brown is a senior analyst and a voting member of the large Cap Investment Committee. He also leads the firm's research efforts in the financial institutions and utilities sectors. Mr. Brown joined Brandes in 1996 and has 22 years of investment experience. Prior to joining Brandes, Mr. Brown was a senior vice president with a major national banking organization where he served in various capacities, including senior portfolio manager, regional director of investments, and head of Texas private banking. His prior professional experience includes 10 years as an Air Force pilot and 10 years as an investment consultant with a large Wall Street firm.

          Keith Colestock, CFA, Director - Investments. Mr. Colestock is a senior analyst and a voting member of the Large Cap and Mid Cap Investment Committees. Mr. Colestock joined Brandes in 1995 and has 16 years of investment experience. Prior to joining Brandes, Mr. Colestock served as senior equity analyst and director of research for an investment research firm in San Diego. Before that, Mr. Colestock was an independent demographic consultant to retail real estate developers.

          Brent Fredberg, Senior Analyst. Mr. Fredberg is a senior research analyst responsible for research in the technology and household durables areas. He is a voting member of the firm's Large Cap Investment Committee. Mr. Fredberg joined Brandes in 1999 and has 12 years of finance and investment experience. Prior to joining Brandes, Mr. Fredberg worked for a major U.S. consumer products company as a financial analyst and controller.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                ING MUTUAL FUNDS
                           ING Emerging Countries Fund
                              ING MAYFLOWER TRUST
                          ING International Value Fund

                        Supplement dated December 8, 2006
     to the Class A, Class B, Class C, Class I, Class M, Class O and Class Q
                   Statement of Additional Information ("SAI")
                             dated February 28, 2006

ING EMERGING COUNTRIES FUND

On November 9, 2006, the Board of Trustees ("Board") for ING Emerging Countries Fund ("Fund") approved the conversion of current Class M shares to Class A shares of the Fund. Effective January 2, 2007, Class M shareholders will be converted to Class A shares of the Fund. In addition, the Board has approved a waiver of the Class A shares sales charge (load) on additional share purchases of the Fund by its former Class M shareholders.

     Effective January 2, 2007 the SAI is hereby revised as follows:

          1.   All references to Class M shares are hereby deleted.

          2. The first full paragraph on page 165 under the section entitled "Special Purchases at Net Asset Value - Class A and Class M Shares" beginning on page 164 is hereby deleted and replaced with the following:

                         Class A shares may also be purchased without a sales
                    charge by (i) shareholders who have authorized the automatic transfer of dividends from the same class of another ING Fund distributed by the Distributor or from ING Prime Rate Trust; (ii) registered investment advisors, trust companies and bank trust departments investing in Class A shares on their own behalf or on behalf of their clients, provided that the aggregate amount invested in any one or more Funds, during the thirteen (13)-month period starting with the first investment, equals at least $1 million; (iii) broker-dealers, who have signed selling group agreements with the Distributor, and registered representatives and employees of such broker-dealers, for their own accounts or for members of their families (defined as current spouse, children, parents, grandparents, uncles, aunts, siblings, nephews, nieces, step relations, relations-at-law and cousins); (iv) broker-dealers using third party administrators for qualified retirement plans who have entered into an agreement with the ING Funds or an affiliate, subject to certain operational and minimum size requirements specified from time-to-time by the ING Funds;
                    (v) accounts as to which a banker or broker-dealer charges an account management fee ("wrap accounts"); (vi) any registered investment company for which ING Investments serves as adviser; (vii) investors who purchase Fund shares with redemption proceeds received in connection with a distribution from a retirement plan investing either (1) directly in any Fund or through an unregistered separate account sponsored by ILIAC or any successor thereto or affiliate thereof or (2) in a registered separate account sponsored by ILIAC or any successor thereto or affiliate thereof, but only if no deferred sales charge is paid in connection with such distribution and the investor receives the distribution in connection with a separation from service, retirement, death or disability; and (viii) insurance companies (including separate accounts); and (ix) former Class M shareholders.

     Effective February 28, 2006, Amelia Maccoun Morris has been removed and Greg Rippel and Steven Leonard have been added as members of Brandes' Emerging Markets Investment Committee. In addition, effective immediately, the disclosure for Brandes' Emerging Markets Investment Committee is revised to include all members of the committee.

     1. The table and disclosure in the sub-section entitled "Other Accounts Managed" under the section entitled, "Portfolio Managers" on page 130 of the SAI is deleted in its entirety and replaced with the following:

               Other Accounts Managed

               The following table shows the number of accounts and total assets in the accounts managed by the portfolio managers as of September 30, 2006:

                            REGISTERED INVESTMENT        OTHER POOLED INVESTMENT
                                  COMPANIES                      VEHICLES                   OTHER ACCOUNTS
                         ---------------------------   ---------------------------   ---------------------------
                         NUMBER OF                     NUMBER OF                     NUMBER OF
PORTFOLIO MANAGER         ACCOUNTS     TOTAL ASSETS     ACCOUNTS     TOTAL ASSETS     ACCOUNTS     TOTAL ASSETS
-----------------        ---------   ---------------   ---------   ---------------   ---------   ---------------
Alphonse H.L. Chan            1      $   193,000,000        4      $   290,000,000      307      $ 1,327,000,000
William Pickering            11      $11,374,000,000       55      $12,877,000,000    8,642(1)   $85,183,000,000
Christopher J. Garrett        1      $   193,000,000        4      $   290,000,000      307      $ 1,327,000,000
Gerardo Zamorano              1      $   193,000,000        4      $   290,000,000      307      $ 1,327,000,000
Greg Rippel                   1      $   193,000,000        4      $   290,000,000      307      $ 1,327,000,000
Douglas Edman                 8      $11,216,000,000       38      $11,879,000,000    7,717(2)   $80,909,000,000
Steve Leonard                 1      $   193,000,000        4      $   290,000,000      307      $ 1,327,000,000

(1) Of these accounts, 20 with total assets of $11,444,717,146 receive an advisory fee based on performance of the account.

(2) Of these accounts, 18 with total assets of $11,408,276,459 receive an advisory fee based on performance of the account.

     2. The table and disclosure in the sub-section entitled "Ownership of Securities" under the section entitled "Portfolio Managers" on page 131 of the SAI is deleted in its entirety and replaced with the following:

               Ownership of Securities

               The following table shows the dollar range of shares of the Fund owned by the portfolio managers as of September 30, 2006, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

PORTFOLIO MANAGER        DOLLAR RANGE OF FUND SHARES OWNED
-----------------        ---------------------------------
Alphonse H.L. Chan                   $1-$10,000
William Pickering                       None
Christopher J. Garrett                  None
Gerardo Zamorano                        None
Greg Rippel                             None
Douglas Edman                           None
Steve Leonard                           None

ING INTERNATIONAL VALUE FUND

Effective immediately, the disclosure for Brandes' Large Cap Investment Committee is revised to include all members of the committee.

     1. The table and disclosure in the sub-section entitled "Other Accounts Managed" under the section entitled "Portfolio Managers" on page 146 of the SAI is deleted in its entirety and replaced with the following:

               Other Accounts Managed

               The following table shows the number of accounts and total assets in the accounts managed by the portfolio managers as of September 30, 2006:

                            REGISTERED INVESTMENT        OTHER POOLED INVESTMENT
                                  COMPANIES                      VEHICLES                   OTHER ACCOUNTS
                         ---------------------------   ---------------------------   ---------------------------
                         NUMBER OF                     NUMBER OF                     NUMBER OF
PORTFOLIO MANAGER         ACCOUNTS     TOTAL ASSETS     ACCOUNTS     TOTAL ASSETS     ACCOUNTS     TOTAL ASSETS
-----------------        ---------   ---------------   ---------   ---------------   ---------   ---------------
Glenn R. Carlson             11      $11,374,000,000       55      $12,877,000,000    8,642(1)   $85,183,000,000
Brent V. Woods               11      $11,374,000,000       55      $12,877,000,000    8,642(1)   $85,183,000,000
William Pickering            11      $11,374,000,000       55      $12,877,000,000    8,642(1)   $85,183,000,000
Amelia Morris                11      $11,374,000,000       55      $12,877,000,000    8,642(1)   $85,183,000,000
Douglas C. Edman              8      $11,216,000,000       38      $11,879,000,000    7,717(2)   $80,909,000,000
W. James Brown                7      $11,023,000,000       34      $11,589,000,000    7,410(3)   $79,582,000,000
Keith Colestock               8      $11,108,000,000       39      $11,872,000,000    8,159(4)   $82,320,000,000
Brent Fredberg                7      $11,023,000,000       34      $11,589,000,000    7,410(3)   $79,582,000,000

(1) Of these accounts, 20 with total assets of $11,444,717,146 receive an advisory fee based on performance of the account.

(2) Of these accounts, 18 with total assets of $11,408,276,459 receive an advisory fee based on performance of the account.

(3) Of these accounts, 17 with total assets of $10,615,663,458 receive an advisory fee based on performance of the account.

(4) Of these accounts, 18 with total assets of $10,633,874,815 receive an advisory fee based on performance of the account.

     2. The table and disclosure in the sub-section entitled "Ownership of Securities" under the section entitled "Portfolio Managers" beginning on page 147 of the SAI is deleted in its entirety and replaced with the following:

               Ownership of Securities

               The following table shows the dollar range of shares of the Fund owned by the portfolio managers as of September 30, 2006, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

PORTFOLIO MANAGER   DOLLAR RANGE OF FUND SHARES OWNED
-----------------   ---------------------------------
Glenn R. Carlson           $100,001 - $500,000
Brent V. Woods                     None
William Pickering                  None
Amelia Morris                      None
Douglas C. Edman                   None
W. James Brown              $10,001 - $50,000
Keith Colestock                    None
Brent Fredberg                     None

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE